Convertible Notes Payable - Additional Information (Detail) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended		25 Months Ended	31 Months Ended	83 Months Ended	91 Months Ended	97 Months Ended
	Jul. 05, 2011	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Feb. 28, 2011	Dec. 31, 2008	Jan. 31, 2013	Sep. 30, 2013	Mar. 31, 2014	Apr. 20, 2013	Oct. 31, 2012
Short-term Debt [Line Items]
Proceeds from convertible debt	$ 250,000	$ 0	$ 250,000	$ 250,000	$ 235,000	$ 275,200	$ 105,000	$ 1,735,000	$ 1,880,000	$ 1,880,000
Debt instrument, interest rate, stated percentage	6.00%
Convertible preferred stock, value, upon closing of preferred equity financing	750,000			1,000,000				1,000,000	1,000,000
Percentage of principle balance of notes on conversion price of notes				20.00%
Convertible notes, total aggregate principal balance											1,880,000
Matured Convertible Notes		1,245,000	50,000		1,245,000					1,245,000		50,000
Current maturities of convertible notes payable, related parties			1,345,000	0	105,000			105,000	0			1,295,000
Minimum
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage				10.00%				6.00%	10.00%
Percentage of principle balance of notes on conversion price of notes				6.00%				10.00%	10.00%
Maximum
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage				50.00%				10.00%	50.00%
Percentage of principle balance of notes on conversion price of notes				10.00%				50.00%	50.00%
Convertible Notes Payable
Short-term Debt [Line Items]
Proceeds from convertible debt									$ 1,735,000
Convertible Notes Payable | Minimum
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage				6.00%					6.00%
Convertible Notes Payable | Maximum
Short-term Debt [Line Items]
Debt instrument, interest rate, stated percentage				10.00%					10.00%